Summary Of Significant Accounting Policies (Details) (USD $)			0 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 02, 2010 Consolidation Due To Adoption Of ASC 810 [Member]	Jan. 02, 2010 Deconsolidation Due To Adoption Of ASC 810 [Member]	Jan. 02, 2010 Consumer Loans [Member] Consolidation Due To Adoption Of ASC 810 [Member]	Dec. 31, 2012 Foreclosed Properties Acquired In Compliance With HUD Servicing Guidelines [Member]	Dec. 31, 2012 Deposit Bases [Member]	Dec. 31, 2012 Minimum [Member] Building [Member]	Dec. 31, 2012 Minimum [Member] Furniture And Fixtures [Member]	Dec. 31, 2012 Minimum [Member] Non Accruing [Member]	Dec. 31, 2012 Maximum [Member] Building [Member]	Dec. 31, 2012 Maximum [Member] Furniture And Fixtures [Member]
Change In Accounting Estimate [Line Items]
Impaired commercial loans										$ 1,000,000
Useful life of premises and equipment								7 years	3 years		45 years	15 years
Real estate acquired by foreclosure	60,690,000	85,244,000				18,900,000
Intangible assets, amortized period							10 years
Aggregate unpaid principal balance					245,200,000
Secured borrowings			236,300,000
Recognized reduction of undivided profits			10,600,000
Recognition of adjustment to allowance			24,600,000
Recognition of adjustment to allowance, net of taxes			15,600,000
Reduction of loans net of unearned income and term borrowings				$ 30,500,000